Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Years ended March 31,	2020	2019
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations earnings (loss)	$51,188	$(36,483)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	51,165	(36,506)
Earnings (loss) attributable to participating preferred shareholders	206	(143)
Earnings (loss) attributable to common shareholders	$50,959	$(36,363)
Weighted average common shares outstanding	9,264	9,652
Basic earnings (loss) from continuing operations per common share	$5.50	$(3.77)
Diluted
Earnings (loss) attributable to common shareholders	$50,959	$(36,363)
Add dividends on convertible preferred stock	20	-
Earnings (loss) attributable to common stock on a diluted basis	$50,979	$(36,363)
Weighted average common shares outstanding-basic	9,264	9,652
Additional shares to be issued related to the equity compensation plan	2	-
Additional shares to be issued under full conversion of preferred stock	67	-
Total shares for diluted	9,333	9,652
Diluted earnings (loss) from continuing operations per share	$5.46	$(3.77)
Years ended March 31,	2020	2019
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings	$1,147	$42,230
Deduct preferred stock dividends	23	23
Undistributed earnings	1,124	42,207
Earnings attributable to participating preferred shareholders	5	166
Earnings attributable to common shareholders	$1,119	$42,041
Weighted average common shares outstanding	9,264	9,652
Basic earnings from discontinued operations per common share	$0.12	$4.36
Diluted
Earnings attributable to common shareholders	$1,119	$42,041
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$1,139	$42,061
Weighted average common shares outstanding-basic	9,264	9,652
Additional shares to be issued related to the equity compensation plan	2	3
Additional shares to be issued under full conversion of preferred stock	67	67
Total shares for diluted	9,333	9,722
Diluted earnings from discontinued operations per share	$0.12	$4.33